Property, Plant and Equipment (Market Risk) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Discount Rate Increase 1%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	$ (439.7)	$ (660.8)
Discount Rate Increase 1% | Southeast Saskatchewan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(265.1)	(350.2)
Discount Rate Increase 1% | Utah
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings		(46.8)
Discount Rate Increase 1% | Southwest Saskatchewan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(113.2)	(135.8)
Discount Rate Increase 1% | Southern Alberta
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(61.1)	(70.0)
Discount Rate Increase 1% | Northern U.S.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings		(57.6)
Discount Rate Increase 1% | Northern Alberta
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(0.3)	(0.4)
Discount Rate Decrease 1%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	484.1	732.3
Discount Rate Decrease 1% | Southeast Saskatchewan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	291.8	385.5
Discount Rate Decrease 1% | Utah
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings		53.8
Discount Rate Decrease 1% | Southwest Saskatchewan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	124.7	149.7
Discount Rate Decrease 1% | Southern Alberta
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	67.3	77.2
Discount Rate Decrease 1% | Northern U.S.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings		65.6
Discount Rate Decrease 1% | Northern Alberta
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	0.3	0.5
Commodity Prices Increase 5%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	824.3	1,240.8
Commodity Prices Increase 5% | Southeast Saskatchewan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	489.8	640.6
Commodity Prices Increase 5% | Utah
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings		140.7
Commodity Prices Increase 5% | Southwest Saskatchewan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	215.7	240.9
Commodity Prices Increase 5% | Southern Alberta
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	118.2	133.8
Commodity Prices Increase 5% | Northern U.S.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings		83.8
Commodity Prices Increase 5% | Northern Alberta
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	0.6	1.0
Commodity Prices Decrease 5%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(820.8)	(1,225.9)
Commodity Prices Decrease 5% | Southeast Saskatchewan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(486.7)	(639.8)
Commodity Prices Decrease 5% | Utah
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings		(111.0)
Commodity Prices Decrease 5% | Southwest Saskatchewan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(215.2)	(240.6)
Commodity Prices Decrease 5% | Southern Alberta
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	(118.3)	(132.5)
Commodity Prices Decrease 5% | Northern U.S.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings		(101.0)
Commodity Prices Decrease 5% | Northern Alberta
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	$ (0.6)	$ (1.0)